LIQUIDITY RISK (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Contractual maturities of financial liabilities
In Thousands of US Dollars
Description	Carrying Amount	Less than 1 year	1 year to 5 years
Trade accounts payable and accrued liabilities
December 31, 2020	$1,772	$1,772	$-
December 31, 2019	$1,894	$1,894	$–